Interest Rates and Company Borrowings (Table Text Block)	12 Months Ended
Mar. 31, 2013
Line of Credit Facility [Abstract]
Interest Rate
Interest rates and our borrowings were as follows:
	Revolving Credit Activity
	Years Ended March 31,
	2013	2012	2011
	(In thousands, except interest rates)
Weighted average interest rate during the year	1.25%	1.73%	1.75%
Interest rate at year end	0.00%	1.74%	0.00%
Maximum amount outstanding during the year	$48,920	$38,920	$111,000
Average amount outstanding during the year	$18,707	$24,494	$36,942
Facility fees	$449	$521	$227